Average Annual Total Returns - Dodge & Cox International Stock Fund	May 01, 2021
MSCI EAFE (Europe, Australasia, Far East) Index (Net) (reflects no deduction for expenses or taxes)
Average Annual Return:
1 Year	7.82%	[1]
5 Years	7.45%	[1]
10 Years	5.51%	[1]
Dodge & Cox International Stock Fund
Average Annual Return:
1 Year	2.10%
5 Years	6.65%
10 Years	4.63%
Dodge & Cox International Stock Fund | After Taxes on Distributions
Average Annual Return:
1 Year	1.66%
5 Years	6.11%
10 Years	4.22%
Dodge & Cox International Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.56%
5 Years	5.32%
10 Years	3.80%

[1]	MSCI Index (Net) returns are calculated applying dividend withholding rates applicable to non‑resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.